Debt (Details) - Part-12 - Pony Express Practice Acquistion [Member] - First South National Bank [Member] - Commercial Loan Three [Member]	Oct. 31, 2022 USD ($)
Debt [Line Items]
Loan amount	$ 700,000
Fixed interest rate	6.75%
Amended date	Apr. 01, 2023
Fixed rate loan monthly payments	$ 6,903
Final monthly payment	423,278
Commercial loan issuance costs	$ 0